Financial Expenses - Summary of Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial Expense [Abstract]
Interest on long-term debt	$ 1,155	$ 687	$ 1,156
Interest and financing charges	306	1,202	695
Interest on lease liabilities	375
Amortization of finance costs	231	144	28
Interest accretion on balances of purchase payable	318	211	232
Interest income	(38)	(3)	(14)
Finance costs	$ 2,347	$ 2,241	$ 2,097